Common Shareholders' Equity (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Common Shareholders' Equity [Line Items]
Conversion of joint ventures and foreign subsidiaries	$ (56,955,827)	$ (34,772,472)	$ (30,035,119)
Inflation adjustment of subsidiaries in Argentina	93,745,133
Charge to equity	323,337	(46,500)	638,550
Reclassification to the result by function	38,053,087	(34,792,141)	(27,195,214)
Reclassification of deferred taxes related to other reserves	(16,196)	728	(20,648)
Other comprehensive income	37,112,643	(34,818,972)	(28,912,048)
Equity holders of the parent	34,657,314	(33,026,460)	(26,705,238)
Non-controlling interests	2,455,329	(1,792,512)	(2,206,810)
Reserve of exchange differences on translation [member]
Disclosure of Common Shareholders' Equity [Line Items]
Conversion of joint ventures and foreign subsidiaries	(55,755,054)	(34,786,480)	(27,280,176)
Inflation adjustment of subsidiaries in Argentina	93,745,133
Charge to equity	0	0	0
Reclassification to the result by function			0
Reclassification of deferred taxes related to other reserves			0
Other comprehensive income	37,990,079	(34,786,480)	(27,280,176)
Equity holders of the parent	35,487,433	(32,982,829)	(25,123,546)
Non-controlling interests	2,502,646	(1,803,651)	(2,156,630)
Reserve of cash flow hedges [member]
Disclosure of Common Shareholders' Equity [Line Items]
Conversion of joint ventures and foreign subsidiaries	63,008	(5,661)	(399,559)
Inflation adjustment of subsidiaries in Argentina	0
Charge to equity	(16,196)	728	89,983
Reclassification to the result by function			484,521
Reclassification of deferred taxes related to other reserves			(110,631)
Other comprehensive income	46,812	(4,933)	64,314
Equity holders of the parent	51,944	(10,837)	41,607
Non-controlling interests	(5,132)	5,904	22,707
Reserve of Actuarial gains and losses on defined benefit plans
Disclosure of Common Shareholders' Equity [Line Items]
Conversion of joint ventures and foreign subsidiaries	(1,263,781)	19,669	(2,355,384)
Inflation adjustment of subsidiaries in Argentina	0
Charge to equity	339,533	(47,228)	659,198
Reclassification to the result by function			0
Reclassification of deferred taxes related to other reserves			0
Other comprehensive income	(924,248)	(27,559)	(1,696,186)
Equity holders of the parent	(882,063)	(32,794)	(1,623,299)
Non-controlling interests	$ (42,185)	$ 5,235	$ (72,887)